Shareholder Report, Average Annual Return (Details) WE0000000002537A_Dimensional Global ex US Core Fixed Income ETF_Single_TSR Annual {Single}	12 Months Ended	24 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Dimensional Global ex US Core Fixed Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional Global ex US Core Fixed Income ETF – NAV
Average Annual Return, Percent	5.41%	7.01%
Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD)
Average Annual Return, Percent	4.49%	6.40%